Note 1 - Summary of Significant Accounting Policies: Organization (Policies)	6 Months Ended
Jun. 30, 2013
Policies
Organization

Organization

Blue Water Global Group, Inc. (“Company” or “Blue Water”) is a development stage company with only early stage operations.  Blue Water was incorporated under the laws of the State of Nevada on March 3, 2011 under the name Blue Water Restaurant Group, Inc.  Blue Water amended its Articles of Incorporation on June 13, 2013 to change its name to Blue Water Global Group, Inc.  The Company’s business plan calls for the development of a chain of casual dining restaurants in popular tourist destinations throughout the Caribbean region.  Its initial restaurant is going to be called Blue Water Bar & Grill and will be located in St. Maarten, Dutch West Indies.  In addition to developing and launching its own restaurant concepts, Blue Water also provides restaurant development and operational management consulting services to outside restaurant businesses.